Equity (Tables)	3 Months Ended
Jun. 30, 2013
Notes to Financial Statements
Summarizes the Company's warrant activity

The following table summarizes the Company’s warrant activity for the three months ended June 30, 2013:

	Number of Units	Weighted-Average Exercise Price	Weighted-Average Remaining Contractual Term (in years)	Intrinsic value
Outstanding at March 31, 2013	49,230,769	$0.00	4.59	$52,554
Exercises	(26,373,626)	0.00	-	-
Forfeitures	(22,857,143)	0.00	-	-
Outstanding at June 30, 2013	-	$-	-	$-